Income Tax - Summary of Timing of Tax Losses Carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 10,488	€ 8,377
Unlimited
Timing of unrecognized tax losses carryforward
Unrecognized tax losses	€ 10,488	€ 8,377